Unit-Based Compensation Plans Sunoco Logistics Unit Based Compensation (Details) shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested awards	4.8
Sunoco Logistics Unit-Based Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested awards	2.5
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $	$ 52
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years